Property, plant and equipment, Time Chartered-in Days and Average Time Charter Rates for Vessels (Details) $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($) $ / day
Time chartered-in days and average time charter rates for Vessels [Abstract]
Carrying value of purchase option | $	$ 52
Bottom of Range [Member] | Average Purchase Option Price for Vessels in Place till 2026 [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Prior notice period term for exercise of options	3 months
Top of Range [Member] | Average Purchase Option Price for Vessels in Place till 2026 [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Prior notice period term for exercise of options	4 months
LR1 Vessels [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Vessel time chartered period	730 days	[1]
Average daily time charter rate	19,247
LR1 Vessels [Member] | Average Purchase Option Price for Vessels in Place till 2026 [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Vessel time chartered period	425 days	[1]
Average daily time charter rate	19,450
MR Vessels [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Vessel time chartered period	5 years 10 months 28 days	[1]
Average daily time charter rate	16,485
MR Vessels [Member] | Average Purchase Option Price for Vessels in Place till 2026 [Member]
Time chartered-in days and average time charter rates for Vessels [Abstract]
Vessel time chartered period	665 days	[1]
Average daily time charter rate	16,660

[1]	Based on firm charter period and does not include optional periods exercisable by Hafnia.